ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 91.0%

Brazil — 1.7%
Consumer Discretionary — 1.7%
MercadoLibre *	350	$413,592

Total Brazil		413,592
Canada — 1.5%
Information Technology — 1.5%
Shopify, Cl A *	7,637	376,275

Total Canada		376,275
China — 3.5%
Consumer Discretionary — 3.1%
Alibaba Group Holding ADR *	3,985	439,146
JD.com ADR *	5,100	303,603
Total Consumer Discretionary.		742,749

Information Technology — 0.4%
Iflytek	16,300	97,892

Total China		840,641
France — 1.3%
Information Technology — 1.3%
Dassault Systemes	8,941	330,735

Total France		330,735
Germany — 1.2%
Information Technology — 1.2%
Infineon Technologies	8,671	309,964

Total Germany		309,964
Hong Kong — 1.0%
Information Technology — 1.0%
Kingdee International Software Group *	115,000	250,582

Total Hong Kong		250,582
Israel — 1.2%
Information Technology — 1.2%
Nice ADR *	1,416	293,721

Total Israel		293,721
Russia — 0.0%
Communication Services — 0.0%
Yandex, Cl A *,(A)	8,618	86

Total Russia.		86
Taiwan — 4.0%
Information Technology — 4.0%
Global Unichip	12,669	329,964
MediaTek	13,615	325,581

Description	Shares	Fair Value
Taiwan Semiconductor
Manufacturing	19,962	$347,050
Total Information Technology		1,002,595

Total Taiwan		1,002,595
United Kingdom — 0.7%
Information Technology — 0.7%
Darktrace *	64,316	166,436

Total United Kingdom		166,436
United States — 74.9%
Communication Services — 5.3%
Alphabet, Cl A *	3,720	367,685
Electronic Arts	2,481	319,255
Netflix *	835	295,473
Spotify Technology *	3,134	353,265
		1,335,678

Consumer Discretionary — 5.3%
Amazon.com *	3,970	409,426
Booking Holdings *	159	387,022
Etsy *	2,236	307,629
Tesla *	1,459	252,728

		1,356,805
Financials — 0.8%
Lemonade *	12,362	201,253
		201,253

Health Care — 4.7%
Butterfly Network *	79,412	218,383
Illumina *	1,677	359,213
Veeva Systems, Cl A *	1,882	320,975
Veracyte *	10,515	264,242
		1,162,813

Industrials — 2.3%
CoStar Group *	3,374	262,835
Verisk Analytics, Cl A	1,773	322,313
		585,148

Information Technology — 56.5%
Accenture PLC, Cl A	1,073	299,421
Adobe *	847	313,678
Advanced Micro Devices *	4,486	337,123
Alteryx, Cl A *	8,432	467,893
Ambarella *	4,405	395,745
Analog Devices	2,219	380,492
Arista Networks *	2,549	321,225
ASML Holding, Cl G	543	358,836
Atlassian, Cl A *	2,651	428,455
Autodesk *	1,637	352,217
Block, Cl A *	4,605	376,321
C3.ai, Cl A *	18,512	367,463
Cloudflare, Cl A *	7,109	376,137
Cognex.	6,036	330,411
Crowdstrike Holdings, Cl A *	2,031	215,083
Fair Isaac *	592	394,242
Fiserv *	2,695	287,503
HubSpot *	1,034	358,808

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Shares	Fair Value
International Business
Machines	2,214	$298,292
Intuit	765	323,343
JFrog *	14,881	382,591
Lam Research	722	361,072
Microsoft.	1,468	363,785
MongoDB, Cl A *	1,916	410,426
New Relic *	5,478	334,432
NortonLifeLock	11,933	274,578
NVIDIA	2,171	424,148
Palo Alto Networks *	1,992	316,011
Pure Storage, Cl A *	11,861	343,257
Rapid7 *	10,704	426,768
Salesforce *	2,223	373,397
Samsara, Cl A *	25,744	351,148
ServiceNow *	798	363,194
Snowflake, Cl A *	1,631	255,154
Splunk *	4,217	403,862
Teradyne .	3,791	385,545
Twilio, Cl A *	6,760	404,518
Varonis Systems, Cl B *	15,056	389,047
Wix.com *	2,730	237,455
Yext *	45,212	314,223
		14,097,299
Total United States		18,738,996
Total Common Stock (Cost $28,065,631).		22,723,623

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency Portfolio, Cl Institutional, 4.30%(B)	9,604	9,604

Total Short-Term Investment (Cost $9,604)		9,604

Total Investments - 91.0%
(Cost $28,075,235)		$22,733,227

Percentages based on Net Assets of $24,970,188.

*	Non-income producing security.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(B)	Rate shown is the 7-day effective yield as of January 31, 2023.

ADR – American Depository Receipt

Cl - Class

ROB-QH-001-1900